Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of computation of diluted loss per share
	September 30, 2016	September 30, 2015
Shares issuable for exercise of options and warrants	1,600,000	500,000
Full conversion of convertible senior secured and unsecured notes	1,500,000	—
Total	3,100,000	500,000

Schedule of earnings per share, basic and diluted
	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Net loss	$(1,596,000)	$(3,310,000)	$(7,628,000)	$(8,601,000)
Weighted average number of common shares outstanding:
Basic and diluted	3,785,216	2,464,100	3,591,233	2,385,500
Net loss attributable to common stockholders per share:
Basic and diluted	$(0.42)	$(1.34)	$(2.12)	$(3.61)

	Year ended December 31, 2015	Year ended December 31, 2014

Net loss	$(13,107,000)	$(10,534,000)
Weighted average number of common shares outstanding:
Basic and diluted	2,405,147	1,707,620
Net loss attributable to common stockholders per share:
Basic and diluted	$(5.45)	$(6.17)